Regulatory Capital Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of Subordinated Bonds Classified as Current and Non-current
As of December 31, 2024 and 2023, the Bank’s subordinated bonds classified as current and non-current are summarised below:

	As of December 31,
	2024	2023
	MCh$	MCh$
Current portion	-	-
Non- current portion	1,910,697	1,813,938
Total subordinated bonds	1,910,697	1,813,938

Schedule of Subordinated Bonds Per Currency
Detail of the subordinated bonds per currency is as follows:

	As of December 31,
	2024	2023
	MCh$	MCh$
Subordinated bonds denominated in USD	199,701	175,233
Subordinated bonds denominated in UF	1,710,996	1,638,705
Total subordinated bonds	1,910,697	1,813,938

Schedule of Placement of Subordinated Bonds	Placement of subordinated bonds

	Currency	Placement amount	Interest rate	Plazo de emisión	Placement date	Maturity date
USTDW70320	UF	3,300,000	3.51%	6 years	01-07-2022	09-01-2028

Schedule of Maturities of Subordinated Bond
The composition of other financial obligations, by maturity, is detailed below:

	As of December 31,
	2024	2023
	MCh$	MCh$
Non-current portion
Due after 1 year but within 2 years	-	78
Due after 2 year but within 3 years	-	86
Due after 3 year but within 4 years	-	14
Due after 4 year but within 5 years	-	-
Due after 5 years	-	-
Non-current portion subtotal	-	178
Current portion
Amounts due to credit card operators	198,633	171,529
Acceptance of letters of credit	204	-
Other long-term financial obligations, short-term portion	1,704	124,566
Current portion subtotal	200,541	296,095

Total other financial liabilities	200,541	296,273
The Maturities of subordinated bonds

	As of December 31,
	2024	2023
	MCh$	MCh$
Due within 1 year	-	-
Due after 1 year but within 2 years	201,066	-
Due after 2 year but within 3 years	-	188,868
Due after 3 year but within 4 years	131,208	-
Due after 4 year but within 5 years	-	110,296
Due after 5 years	1,578,423	1,514,774
Total subordinated bonds	1,910,697	1,813,938

Schedule of Movements of Subordinated Bonds	Balances of subordinated bonds

	As of December 31,
	2024	2023
	MCh$	MCh$
Balances as of January 1,	1,813,938	1,733,869
New issues/placements	-	-
Accrued interest at effective interés rate	4,482	3,947
Readjustments accrued by UF or exchange rate	68,403	70,550
Others	23,874	5,572
Balances as of December 31,	1,910,697	1,813,938